Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
	As of December 31
	2019	2018
	USD thousands

Balance in USD	4,279	4,410
Balance in other currencies	106	753
Total cash and cash equivalents	4,385	5,163